Subsequent Events (Details) - USD ($)							3 Months Ended	9 Months Ended	12 Months Ended
		Oct. 30, 2025	Oct. 29, 2025	Oct. 27, 2025	Oct. 08, 2025	Oct. 07, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2025	Oct. 20, 2025	Jul. 28, 2025	Mar. 31, 2025	Feb. 28, 2025
Subsequent Events [Line Items]
Total bitcoins								8.53
Consecutive business days								20 days
Gross proceeds									$ 50,000,000
Net proceeds								$ 3,000,000
Total repayments								610,000
PIPE Convertible Note [Member]
Subsequent Events [Line Items]
Principal balance outstanding							$ 700,000	700,000
Incurred expenses								100,000
Converted principal balance								2,800,000
Total repayments								3,500,000
Common Stock [Member]
Subsequent Events [Line Items]
Authorized number of shares of Common Stock (in Shares)												3,500,000
Issuance of common stock (in Shares)	[1]						8,070,830
Common Stock [Member] | PIPE Convertible Note [Member]
Subsequent Events [Line Items]
Converted principal balance								2,800,000
Total repayments								$ 4,100,000
Converted shares (in Shares)								12,220,837
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes													$ 800,000	$ 800,000
Bitcoin purchase						$ 1,000,000
Total bitcoins						7.98
Purchase of bitcoins						16.51
Authorized number of shares of Common Stock (in Shares)											600,000,000
Resale of common stock (in Shares)					42,594,048
Minimum market value				$ 15,000,000
Consecutive business days				10 days
Tranches issued per share (in Dollars per share)		$ 0.4	$ 0.23
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Warrants (in Shares)										250,000
Gross proceeds		$ 3,800,000	$ 3,800,000
Issuance of common stock (in Shares)		11,478,624	11,478,624
Subsequent Event [Member] | Business Combination [Member]
Subsequent Events [Line Items]
Resale of common stock (in Shares)					382,500
Subsequent Event [Member] | Ascent Partners Fund LLC [Member]
Subsequent Events [Line Items]
Resale of common stock (in Shares)					42,211,548
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized number of shares of Common Stock (in Shares)											300,000,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized number of shares of Common Stock (in Shares)											600,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.